Provisions for return conditions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balances at beginning of year	$ 173,938
Balances at end of year	163,192	$ 173,938
Return Condition [Member]
Disclosure of other provisions [line items]
Balances at beginning of year	173,938	161,867
Provisions made	811	28,354
Provisions used	(11,557)	(16,283)
Balances at end of year	$ 163,192	$ 173,938